UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 2/28/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2018 Unaudited

	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—23.1%
Auto Components—4.8%
Continental AG	1,823,120	$501,563,114
Koito Manufacturing Co. Ltd.	6,135,300	423,390,586
Valeo SA	6,699,213	433,479,380

		1,358,433,080
Automobiles—3.6%
Bayerische Motoren Werke AG	2,643,973	279,921,848
Hero MotoCorp Ltd.	7,407,409	407,878,569
Subaru Corp.	9,381,800	330,738,293

		1,018,538,710
Hotels, Restaurants & Leisure—3.2%
Carnival Corp.	6,372,419	426,378,555
Domino’s Pizza Group plc[1]	49,301,541	220,793,897
Whitbread plc	4,620,708	246,164,376

		893,336,828
Household Durables—1.3%
SEB SA2	1,763,577	360,582,519
Internet & Catalog Retail—0.4%
JD.com, Inc., ADR[2]	2,187,524	103,141,757
Media—2.5%
ProSiebenSat.1 Media SE	8,897,706	353,100,020
SES SA, Cl. A, FDR	17,671,590	282,567,997
Technicolor SA1	33,477,250	75,331,191

		710,999,208
Multiline Retail—1.0%
Dollarama, Inc.	2,419,569	281,610,529
Specialty Retail—1.7%
Industria de Diseno Textil SA	5,102,519	154,416,497
Nitori Holdings Co. Ltd.	1,901,200	318,684,194

		473,100,691
Textiles, Apparel & Luxury Goods—4.6%
Cie Financiere Richemont SA	3,276,829	288,482,927
Hermes International	588,352	316,420,462
LVMH Moet Hennessy Louis Vuitton SE	1,272,210	380,107,536

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Pandora AS	2,775,128	$289,674,775

		1,274,685,700
Consumer Staples—11.5%
Beverages—2.2%
Heineken NV	2,974,769	309,376,942
Pernod Ricard SA	1,918,912	315,171,882

		624,548,824
Food & Staples Retailing—3.1%
Alimentation Couche-Tard, Inc., Cl. B	5,462,891	265,609,234
CP ALL PCL	127,614,000	340,989,747
SPAR Group Ltd. (The)[1]	14,569,545	269,584,193

		876,183,174
Food Products—3.7%
Barry Callebaut AG	151,303	297,569,981
Saputo, Inc.	9,668,921	309,010,638
Unilever plc	3,924,121	200,640,380
WH Group Ltd.[3]	193,976,000	238,754,839

		1,045,975,838
Household Products—1.5%
Reckitt Benckiser Group plc	5,104,174	404,675,319
Tobacco—1.0%
Swedish Match AB	6,539,532	277,098,133
Energy—1.3%
Energy Equipment & Services—0.6%
TechnipFMC plc	5,854,256	170,781,306
Oil, Gas & Consumable Fuels—0.7%
Koninklijke Vopak NV	3,822,434	180,139,401
Financials—6.3%
Capital Markets—2.2%
NEX Group plc[1]	23,116,634	212,955,093
TP ICAP plc[1]	30,570,947	224,893,012
UBS Group AG2	9,441,540	179,005,380

		616,853,485
Commercial Banks—1.4%
ICICI Bank Ltd., Sponsored ADR	40,796,925	387,570,787
Consumer Finance—0.7%
Prosegur Cash SA3	59,996,156	188,586,321

1      OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance—1.0%
Prudential plc	11,521,013	$288,314,772
Real Estate Management & Development—1.0%
Scout24 AG1,3	6,643,276	292,323,533
Health Care—10.0%
Biotechnology—2.6%
CSL Ltd.	2,999,300	377,118,763
Grifols SA	13,147,451	359,719,695

		736,838,458
Health Care Equipment & Supplies—2.8%
Essilor International Cie Generale d’Optique SA	1,882,458	246,580,757
Sonova Holding AG	1,485,032	232,962,786
William Demant Holding AS2	8,799,045	314,333,568

		793,877,111
Life Sciences Tools & Services—1.2%
Lonza Group AG2	1,271,139	323,310,604
Pharmaceuticals—3.4%
Bayer AG	2,744,312	321,808,844
Novo Nordisk AS, Cl. B	7,724,695	398,233,532
Oxagen Ltd.[2,4]	214,287	2,950
Roche Holding AG	1,034,381	239,840,525

		959,885,851
Industrials—16.5%
Aerospace & Defense—1.2%
Airbus SE	2,854,093	340,004,145
Commercial Services & Supplies—2.3%
Edenred	9,411,656	329,862,663
Prosegur Cia de Seguridad SA1	41,067,105	327,849,081

		657,711,744
Construction & Engineering—1.0%
Boskalis Westminster[1]	7,701,514	290,204,325
Electrical Equipment—2.9%
Legrand SA	3,976,550	311,605,529
Melrose Industries plc	9,396,900	29,351,550
Nidec Corp.	2,861,070	457,690,938

		798,648,017
Machinery—4.9%
Aalberts Industries NV1	6,839,820	342,503,602

	Shares	Value
Machinery (Continued)
Atlas Copco AB, Cl. A	8,052,277	$342,933,862
Kubota Corp.	16,866,200	305,136,819
VAT Group AG1,2,3	1,611,632	256,330,650
Weir Group plc (The)	4,056,817	112,958,009

		1,359,862,942
Professional Services—0.8%
Intertek Group plc	3,424,363	231,094,357
Trading Companies & Distributors—3.4%
Brenntag AG	4,329,255	270,648,258
Bunzl plc	12,735,528	342,050,353
Ferguson plc	2,256,384	158,895,320
Travis Perkins plc[1]	9,926,786	175,384,913

		946,978,844
Information Technology—22.8%
Communications Equipment—1.4%
Nokia OYJ	67,614,418	395,307,592
Electronic Equipment, Instruments, & Components—4.8%
Hitachi Ltd.	43,432,000	329,480,076
Hoya Corp.	5,430,710	286,134,253
Keyence Corp.	832,942	503,768,804
Spectris plc[1]	6,166,436	230,446,447

		1,349,829,580
Internet Software & Services—2.1%
Baidu, Inc., Sponsored ADR[2]	1,356,800	342,374,912
United Internet AG	3,654,594	248,509,238

		590,884,150
IT Services—2.3%
Amadeus IT Group SA	3,950,786	289,966,976
Atos SE	2,722,080	358,218,882

		648,185,858
Semiconductors & Semiconductor Equipment—7.3%
ams AG2	3,911,594	461,735,693
ASML Holding NV	2,170,736	424,061,069
Infineon Technologies AG	25,689,067	698,453,957
STMicroelectronics NV	19,611,730	448,306,002

		2,032,556,721

2      OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value
Software—4.9%
Dassault Systemes SE	2,552,250	$330,222,690
SAP SE	5,105,635	536,418,902
Temenos Group AG1	4,273,616	501,011,616

		1,367,653,208
Materials—4.1%
Chemicals—2.3%
Essentra plc[1]	21,935,344	134,552,841
Novozymes AS, Cl. B2	4,574,451	235,543,315
Sika AG	32,976	271,148,076

		641,244,232
Construction Materials—0.6%
James Hardie Industries plc	9,372,300	165,171,423
Containers & Packaging—1.2%
CCL Industries, Inc., Cl. B	7,112,338	354,009,529
Telecommunication Services—2.8%
Diversified Telecommunication Services—2.8%
Iliad SA	1,181,520	277,072,226

	Shares	Value
Diversified Telecommunication Services (Continued)
Nippon Telegraph & Telephone Corp.	11,088,000	$513,512,981

		790,585,207

Total Common Stocks (Cost $19,326,714,913)		27,601,323,813
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $843,860)	17,213,928	2,642,352
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.31%[1,5] (Cost $429,957,068)	429,957,068	429,957,068
Total Investments, at Value (Cost $19,757,515,841)	99.9%	28,033,923,233
Net Other Assets (Liabilities)	0.1	34,791,474

Net Assets	100.0%	$28,068,714,707

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
Aalberts Industries NV	6,839,820	—	—	6,839,820
Boskalis Westminster	5,094,910	2,606,604	—	7,701,514
Dignity plc	4,756,330	—	4,756,330	—
Domino’s Pizza Group plc	49,301,541	—	—	49,301,541
Essentra plc	21,935,344	—	—	21,935,344
NEX Group plc	22,991,902	124,732	—	23,116,634
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,101,764,666	618,524,155	1,290,331,753	429,957,068
Prosegur Cia de Seguridad SA	41,067,105	—	—	41,067,105
Scout24 AG	6,643,276	—	—	6,643,276
SPAR Group Ltd. (The)	14,569,545	—	—	14,569,545

3      OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
Spectris plc	6,166,436	—	—	6,166,436
Technicolor SA	33,477,250	—	—	33,477,250
Temenos Group AG	4,273,616	—	—	4,273,616
TP ICAP plc	30,570,947	—	—	30,570,947
Travis Perkins plc[a]	14,067,236	—	4,140,450	9,926,786
VAT Group AG	—	1,611,632	—	1,611,632
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Aalberts Industries NV	$342,503,602	$—	$—	$(6,993,177)
Boskalis Westminster	290,204,325	—	—	263,055
Dignity plc	—	—	(33,486,933)	(23,767,393)
Domino’s Pizza Group plc	220,793,897	—	—	3,683,117
Essentra plc	134,552,841	—	—	(15,473,184)
NEX Group plc	212,955,093	1,074,619	—	27,296,065
Oppenheimer Institutional Government Money Market Fund, Cl. E	429,957,068	1,696,902	—	—
Prosegur Cia de Seguridad SA	327,849,081	19,045,028	—	(7,558,391)
Scout24 AG	292,323,533	—	—	12,508,051
SPAR Group Ltd. (The)	269,584,193	3,981,956	—	67,568,922
Spectris plc	230,446,447	—	—	21,581,822
Technicolor SA	75,331,191	—	—	(47,409,626)
Temenos Group AG	501,011,616	—	—	(26,927,051)
TP ICAP plc	224,893,012	—	—	15,876,142
Travis Perkins plc[a]	—[b]	—	(35,242,279)	(10,461,785)
VAT Group AG	256,330,650	—	—	14,360,156

Total	$3,808,736,549	$25,798,505	$(68,729,212)	$24,546,723

a. No longer an affiliate at period end.

b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $975,995,343 or 3.48% of the Fund’s net assets at period end.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
France	$4,357,227,859	15.5%
Germany	3,502,747,713	12.5
Japan	3,468,536,945	12.4
United Kingdom	3,383,951,944	12.1
Switzerland	3,037,968,547	10.8
Netherlands	1,546,285,339	5.5

4      OPPENHEIMER INTERNATIONAL GROWTH FUND

Geographic Holdings (Continued)	Value	Percent
Spain	$1,320,538,570	4.7%
Denmark	1,237,785,190	4.4
Canada	1,210,239,930	4.3
United States	856,335,624	3.1
India	798,091,708	2.8
Sweden	620,031,995	2.2
Austria	461,735,693	1.7
China	445,516,669	1.6
Finland	395,307,592	1.4
Australia	377,118,763	1.3
Thailand	340,989,747	1.2
South Africa	269,584,193	1.0
Hong Kong	238,757,789	0.9
Ireland	165,171,423	0.6

Total	$28,033,923,233	100.0%

5      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2018 Unaudited

1. Organization

Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6      OPPENHEIMER INTERNATIONAL GROWTH FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

7      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,171,713,360	$5,302,715,662	$—	$6,474,429,022
Consumer Staples	574,619,872	2,653,861,416	—	3,228,481,288
Energy	—	350,920,707	—	350,920,707
Financials	387,570,787	1,386,078,111	—	1,773,648,898
Health Care	—	2,813,909,074	2,950	2,813,912,024
Industrials	—	4,624,504,374	—	4,624,504,374
Information Technology	342,374,912	6,042,042,197	—	6,384,417,109
Materials	354,009,529	806,415,655	—	1,160,425,184
Telecommunication Services	—	790,585,207	—	790,585,207
Preferred Stock	2,642,352	—	—	2,642,352
Investment Company	429,957,068	—	—	429,957,068

Total Assets	$3,262,887,880	$24,771,032,403	$2,950	$28,033,923,233

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income

8      OPPENHEIMER INTERNATIONAL GROWTH FUND

4. Investments and Risks (Continued)

or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

9      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10      OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/20/2018